INTANGIBLE ASSETS - Expected Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2024 USD ($)
INTANGIBLE ASSETS
2025	$ 25
2026	25
2027	25
2028	25
2029	25
2030 and thereafter	$ 113